Revenue, government financing for research expenditures and sales	6 Months Ended
Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue, government financing for research expenditures and sales	Revenue, government financing for research expenditures and salesRevenue from collaboration and licensing agreements
Revenues from collaboration and licensing agreements result from agreements signed with AstraZeneca and Sanofi :

(in thousands of euro)	June 30, 2021	June 30, 2020

Proceeds from collaboration and licensing agreements	7,095	28,349
of which monalizumab agreement	6,095	19,636
of which IPH5201 agreement	—	8,713
of which other agreement	1,000	—
Invoicing of R&D costs (IPH5201 and advoralimab agreements)	1,209	1,090
Exchange gains or losses on collaboration agreement	—	402
Revenue from collaboration and licensing agreements	8,304	29,841

a) Revenue recognition related to monalizumab AZ agreements and amendments
Change in deferred revenue relating to monalizumab agreement:

(in thousands of euro)	Total
As of December 31, 2019	62,657
Revenue for the six months ended June 30, 2020	(19,636)
Transfer to / (from) collaboration liabilities	(3,055)
As of June 30, 2020	39,966

As of December 31, 2020	26,572
Revenue for the six months ended June 30, 2021	(6,095)
Transfer to / (from) collaboration liabilities	188
As of June 30, 2021	20,665
Change in collaboration liabilities relating to monalizumab agreement:

(in thousands of euro)	Total
As of December 31, 2019	21,304
Revenue for the six months ended Additions	3,055
Deductions	(12,347)
As of June 30, 2020	12,012

As of December 31, 2020	46,686
Revenue for the six months ended Additions	1,501
Deductions	(2,253)
As of June 30, 2021	45,934
The increase in collaboration liabilities relating to monalizumab agreement between June 30, 2020 and December 31, 2020 is explained by the additional payment of $50.0 million made by AstraZeneca triggered by the dosing of the first patient in the Phase 3 trial evaluating monalizumab. This payment was treated in full as a collaboration commitment ("collaboration liability" in the consolidated balance sheet) in view to the commitment linked to the contract for the Phase I/II (co-financing) and Phase III studies (amendment signed in September 2020). Consequently, this additional payment has no impact on the transaction price.

b) Revenue recognition related to IPH5201 AstraZeneca collaboration and option agreement
Change in deferred revenue relating to IPH5201 agreement

(in thousands of euro)	Total
As of December 31, 2019	9,053
Revenue recognized for the six months ended June 30, 2020	(8,713)
Increase in deferred revenue resulting from the $5M milestone relating to the dosage of the first phase I patient dosed	4,365
As of June 30, 2020	4,705
As of December 31, 2020, since the Company had fulfilled all of its commitments on preclinical work related to the start of Phase 1 of the IPH5201 program, the initial payment of $50.0 million and the milestone payment of $5.0 million were fully recognized in revenue. As such, the Company has not recognized any income related to the agreement with AstraZeneca on IPH5201 as of June 30, 2021.

c) Schedule of variance of deferred revenue

(in thousands of euro)	As of December 31, 2020	Recognition in P&L	Proceeds	Transfer from / (to) collaboration liabilities	As of June 30, 2021
Monalizumab	26,572	(6,095)	—	188	20,666
IPH5201	—	—	—	—	—
Preclinical molecules	17,400	—	—	—	17,400
Total	43,972	(6,095)	—	188	38,066

(in thousands of euro)	As of December 31, 2019	Recognition in P&L	Proceeds	Transfer from / (to) collaboration liabilities	As of June 30, 2020
Monalizumab	62,657	(19,636)	—	(3,055)	39,966
IPH5201	9,054	(8,713)	4,365	—	4,706
Preclinical molecules	17,400	—	—	—	17,400
Total	89,112	(28,349)	4,365	(3,055)	62,072
Government financing for research expenditures
The Company receives grants from the European Commission, French government and state organizations in several different forms:
•Research Tax Credits; and
• Investment and operating grants.
As of June 30, 2021 and 2020, an estimate of the research tax credit amount for the first half period is calculated on the basis of eligible expenses over the period with a limitation representing 50% of the annual eligible subcontracting costs. As a reminder since the fiscal year 2015, the Company reached the limitation relating to the eligible subcontracting costs.
However as of June 30, 2021, the limitation has not been reached regarding the level of private subcontracting costs included in the CIR calculation.
The total amount for government financing for research expenditures recorded as other income in the income statement can be analysed as follows:

(in thousands of euro)	June 30, 2021	June 30, 2020

Research tax credit	4,933	6,733
Grant	1,435	171
Government financing for research expenditures	6,368	6,904
As of June 30, 2021, the total amount of grants recognized in the income statement includes an amount of €1,360 thousand representing the first tranche related to the BPI financing contract signed in August 2020 as part of the program set up by the French government to help develop a therapeutic solution with a preventive or curative aim against COVID-19. As of June 30, 2021, this financing is considered by the Company to be non-refundable , in accordance with the terms of the agreement, in light of the technical and commercial failure of the project based on the results of the Phase 2 "Force" trial evaluating avdoralimab in COVID-19, published in July 6, 2021.
Sales (Lumoxiti)As of June 30, 2021, following the end of the transition period relating to the commercialization of Lumoxiti in the United States on September 30, 2020, the Company recognized net sales of Lumoxiti for the first half of 2021 for an amount of €1,015 thousand.